SHAREHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2011
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

5.     SHAREHOLDERS' EQUITY

  During the first quarter of 2009, the Company implemented a restricted share unit plan for certain employees. A deferred compensation balance was recorded for the total grant-date value on the date of the grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is being amortized as compensation expense (or capitalized to construction in progress) over the applicable vesting period.

  During the first quarter of 2011, the Company funded the plan by transferring $3.7 million (2010 — $4.0 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. The Trust is funded once per year during the first quarter of each year. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust were eliminated. The shares purchased and held by the Trust are treated as not being outstanding for the basic earnings per share ("EPS") calculations. They are included in basic EPS once they have vested. All of the unvested shares held by the Trust were included in the diluted EPS calculations.

  The following table presents the maximum number of common shares that would be outstanding if all instruments outstanding at September 30, 2011 were exercised:

Common shares outstanding at September 30, 2011	169,377,973
Employees' stock options	8,960,551
Warrants	8,600,000
Restricted share unit plan	50,391

186,988,915

  During the nine months ended September 30, 2011, 2,620,785 (2010 — 2,911,080) options were granted with a weighted average exercise price of C$76.24 (2010 — C$57.42), 306,688 (2010 — 673,098) employee stock options were exercised for cash of $13.5 million (2010 — $26.6 million), and 116,250 (2010 — 196,800) options were cancelled with a weighted average exercise price of C$67.40 (2010 — C$57.84).

  During the three months ended September 30, 2011, 27,000 (2010 — 116,000) options were granted with a weighted average exercise price of C$55.25 (2010 — C$66.26), 89,300 (2010 — 387,725) employee stock options were exercised for cash of $4.6 million (2010 — $17.1 million), and 24,500 (2010 — 143,750) options were cancelled with a weighted average exercise price of $69.37 (2010 — C$58.63).

  The following table illustrates the changes in common shares outstanding for the nine months ended September 30, 2011:

	# of Shares	$ Amount
Common shares outstanding, beginning of period	168,720,355	3,078,217
Shares issued under Employee Stock Option Plan	306,688	16,972
Shares issued under Incentive Share Purchase Plan	223,191	14,238
Shares issued under Dividend Reinvestment Plan	134,990	8,494
Restricted share unit plan	(7,251)	(854)

Common shares outstanding, end of period	169,377,973	3,117,067

  The following table provides the reconciliation for the weighted average number of common shares in the calculation of basic and diluted income (loss) per share:

	Three months ended September 30,		Nine months ended September 30,
	2011	2010	2011	2010
Net income (loss)	$(81,614)	$121,461	$32,475	$244,153

Weighted average number of common shares outstanding — basic (in thousands)	169,238	167,461	169,055	160,353
Add: Dilutive impact of employee stock options	—	1,131	1,094	1,131
Dilutive impact of warrants	—	2,040	2,447	1,811
Dilutive impact of treasury shares related to restricted share unit plan	—	47	50	47

Weighted average number of common shares outstanding — diluted (in thousands)	169,238	170,679	172,646	163,342

Net income (loss) per share — basic	$(0.48)	$0.73	$0.19	$1.52

Net income (loss) per share — diluted	$(0.48)	$0.71	$0.19	$1.49

  The calculation of diluted net income (loss) per share has been computed using the treasury stock method.

  For the three months ended September 30, 2011, all employee stock options, warrants, and treasury shares related to the restricted share unit plan were excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive.

  For the nine months ended September 30, 2011, there were 738,321 employee stock options excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive. For the three and nine months ended September 30, 2010, there were 1,033,525 employee stock options excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive.

  For the nine months ended September 30, 2011, and the three and nine months ended September 30, 2010, the Company's warrants and treasury shares related to the restricted share unit plan were dilutive and were included in the calculation of diluted net income (loss) per share.